SUPPLEMENTARY REINSURANCE SCHEDULE IV	12 Months Ended
Dec. 31, 2011
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
SUPPLEMENTARY REINSURANCE SCHEDULE IV

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE IV
REINSURANCE(A)
AT OR FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

			Assumed		Percentage
		Ceded to	from		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

	(Dollars In Millions)

2011
Life Insurance In-Force	$396,304	$101,926	$34,738	$329,116	10.6%

Premiums:
Life insurance and annuities	$815	$521	$195	$489	39.9%
Accident and health	93	64	15	44	34.1%
Total Premiums	$908	$585	$210	$533	39.4%

2010
Life Insurance In-Force	$378,078	$124,959	$37,124	$290,243	17.7%

Premiums:
Life insurance and annuities	$802	$517	$197	$482	40.9%
Accident and health	101	69	16	48	33.3%
Total Premiums	$903	$586	$213	$530	40.2%

2009
Life Insurance In-Force	$353,626	$142,588	$40,005	$251,043	15.9%

Premiums:
Life insurance and annuities	$730	$535	$183	$378	48.4%
Accident and health	108	74	19	53	35.7%
Total Premiums	$838	$609	$202	$431	46.9%

  Includes amounts related to the discontinued group life and health business.